Leases - Summary of Maturity Analysis of Lease Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease Commitments IFRS 16 Leases [Line Items]
Total lease commitments	€ 700
Impact of discounting remaining lease payments	(163)
Total	537	€ 558	€ 613
Lease liabilities included in the consolidated statement of financial position
Current	75
Non-current	462	493
Total	537	€ 558	€ 613
Less than one year
Disclosure Of Lease Commitments IFRS 16 Leases [Line Items]
Total lease commitments	113
One to five years
Disclosure Of Lease Commitments IFRS 16 Leases [Line Items]
Total lease commitments	334
More than five years
Disclosure Of Lease Commitments IFRS 16 Leases [Line Items]
Total lease commitments	€ 253